UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-08379
                                                    --------------------------

                        Principal Real Estate Securities Fund, Inc
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(Exact name of registrant as specified in charter)

                 711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                    (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
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Date of reporting period:          January 31, 2005
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



ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL REAL ESTATE SECURITIES FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)


                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (99.42%)
PUBLICLY TRADED INVESTMENT FUND (1.79%)
 iShares Cohen & Steers Realty Majors Index                                   $
  Fund                                                      12,435              1,539,204
REAL ESTATE INVESTMENT TRUSTS (97.63%)
 Acadia Realty Trust                                        40,203                645,660
 AMB Property                                               41,509              1,545,380
 Archstone-Smith Trust                                      70,600              2,421,580
 Arden Realty                                               11,100                374,292
 AvalonBay Communities                                      45,300              3,031,476
 BioMed Realty Trust                                        46,841                934,478
 Boston Properties                                          81,976              4,736,573
 BRE Properties                                             11,700                430,209
 Brookfield Properties                                      93,300              3,405,450
 Camden Property Trust                                      20,985                950,830
 Capital Automotive                                         29,540                965,072
 Catellus Development                                       19,652                527,067
 CBL & Associates Properties                                41,090              2,826,170
 CenterPoint Properties Trust                               59,436              2,523,058
 Corporate Office Properties Trust                          55,824              1,436,351
 Developers Diversified Realty                              75,219              2,989,955
 Education Realty Trust /1/                                 16,636                279,318
 Entertainment Properties Trust                             19,314                813,313
 Equity Office Properties Trust                             73,201              2,048,164
 Equity Residential Properties Trust                        66,000              2,081,640
 Essex Property Trust                                       20,700              1,489,365
 Extra Space Storage                                        29,673                384,859
 Federal Realty Investment Trust                             9,814                463,025
 General Growth Properties                                  45,196              1,435,877
 Hilton Hotels                                              19,386                431,338
 Host Marriott                                             154,675              2,474,800
 Kilroy Realty                                               3,800                148,504
 Kimco Realty                                               72,600              3,846,348
 LaSalle Hotel Properties                                   46,596              1,413,723
 Macerich                                                   27,600              1,578,996
 Mid-America Apartment Communities                          18,400                695,888
 Mills                                                      47,442              2,653,431
 Pan Pacific Retail Properties                              40,870              2,365,964
 Prologis Trust                                             92,750              3,537,485
 Public Storage                                             55,000              2,888,050
 Regency Centers                                            14,215                702,221
 Simon Property Group                                      101,760              6,034,368
 SL Green Realty                                            62,338              3,318,252
 Spirit Finance /1/                                         26,121                310,840
 Starwood Hotels & Resorts Worldwide                        70,800              4,098,612
 Tanger Factory Outlet Centers                              35,148                829,493
 Taubman Centers                                            32,695                883,092
 United Dominion Realty Trust                               47,007              1,044,496
 Ventas                                                     92,176              2,359,706
 Vornado Realty Trust                                       48,400              3,346,376
                                                                               83,701,145
                                              TOTAL COMMON STOCKS              85,240,349

                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.63%)
FINANCE-OTHER SERVICES (0.63%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                  $
  2.50%; 02/01/05                                          537,351                537,351
                                           TOTAL COMMERCIAL PAPER                 537,351
                                                                              -----------

                            TOTAL PORTFOLIO INVESTMENTS (100.05%)              85,777,700
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-0.05%)                   (43,200)
                                       TOTAL NET ASSETS (100.00%)             $85,734,500
                                                                              --------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $18,298,755
Unrealized Depreciation                         (436,742)
                                             -----------
Net Unrealized Appreciation (Depreciation)    17,862,013
Cost for federal income tax purposes         $67,915,687


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners Real Estate Securities Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
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         Ralph C. Eucher, President

Date         3/18/2005
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
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         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------